Stockholders' Equity - Share Repurchases (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2018	Apr. 01, 2016
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased (in shares)		3,750,132
Average Price Per Share (in dollars per share)		$ 46.18
Amount		$ 173
Common Stock | Open Market Purchases
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased (in shares)	1,537,782	3,587,224
Average Price Per Share (in dollars per share)	$ 89.41	$ 48.28
Amount	$ 137	$ 173
Common Stock | Accelerated Share Repurchase Agreement
Equity, Class of Treasury Stock [Line Items]
Number of shares repurchased (in shares)		162,908
Average Price Per Share (in dollars per share)		$ 0.00
Amount		$ 0